Schedule of transaction detailed in consolidated financial statements (Details)		6 Months Ended
		Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
IfrsStatementLineItems [Line Items]
Rental income received from related companies (Note )		$ 64,244	$ 504,307	$ 141,425
Rental expenses to related companies (Note )		1,447,844	11,365,429	11,853,479
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Sales of food ingredients to related companies (Note )	[1]	818,601	6,425,939	2,187,139
Rental income received from related companies (Note )	[1]	64,244	504,307
Rental expenses to related companies (Note )	[2]	236,670	1,857,600	1,857,600
Loan interest expenses to directors	[2]	93,873	736,893	1,043,564
Storage expenses to a related company (Note )	[2]	5,274	41,402	52,660
Management fee income from related companies (Note )	[1]	1,079,504	8,474,000	2,009,000
Directors [Member]
IfrsStatementLineItems [Line Items]
Loan interest expenses to directors		$ 120,355	$ 944,779

[1]	These are the related companies to the Group because some of the directors of the Group are part of the shareholders in these related companies.
[2]	These are related companies to the Group because some of the directors of the Company, are close family members of the shareholder in these related companies.